Note 3 - Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories
Inventories consisted of the following:
	2013	2014
Lubricants	1,293,780	1,226,172
Victualing	180,334	186,188
Bunkers	-	346,570
Total	1,474,114	1,758,930